OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Jun. 21, 2011 CNY (¥)
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term	[1]	$ 4,268	¥ 27,646	¥ 19,442
Arrangement for Robotic Radio Surgery System [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term		2,370	15,354		¥ 23,608
Security deposits non-current		$ 2,137	¥ 13,846
Number of installments		11	11

[1]	On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system. As at December 31, 2015, the outstanding balance was RMB15,354 (US$2,370), of which RMB13,846 (US$2,137) will be collected from 2017 to 2027 in 11 installments and thus classified as non-current. The balance also included deposit refundable each year for the secured borrowings amounting to RMB13,000 (US$2,007) (note 19).